JUDICIAL DEPOSITS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 550,319	R$ 553,341
Additions	116,761	118,109
Release in favor of the Company	(110,059)	(42,097)
Release in favor of the counterparty	(134,975)	(119,586)
Business combination		2,991
Interest	28,655	37,569
Exchange rate variation	(25)	(8)
Ending balance	450,676	550,319
Tax [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	259,468	248,990
Additions	3,628	5,074
Release in favor of the Company	(74,677)	(1,743)
Release in favor of the counterparty	(12,402)	(236)
Business combination		2,132
Interest	15,144	5,251
Exchange rate variation
Ending balance	191,161	259,468
Labor [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	246,007	269,812
Additions	88,489	100,730
Release in favor of the Company	(34,602)	(38,357)
Release in favor of the counterparty	(116,258)	(115,633)
Business combination		859
Interest	11,295	28,604
Exchange rate variation	(25)	(8)
Ending balance	194,906	246,007
Civil Commercial And Other [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	44,844	34,539
Additions	24,644	12,305
Release in favor of the Company	(780)	(1,997)
Release in favor of the counterparty	(6,315)	(3,717)
Business combination
Interest	2,216	3,714
Exchange rate variation
Ending balance	R$ 64,609	R$ 44,844